Recently Issued Accounting Pronouncements	12 Months Ended
Dec. 31, 2020
Recently Issued Accounting Pronouncements
Recently Issued Accounting Pronouncements

3. Recently Issued Accounting Pronouncements

The Group qualifies as an “emerging growth company”, or EGC, pursuant to the Jumpstart Our Business Startups Act of 2012, as amended, or the JOBS Act. As an EGC, the Group does not need to comply with any new or revised financial accounting standards until such date that a private company is otherwise required to comply with such new or revised accounting standards.

Financial Instruments‑overall: Credit Losses. In June 2016, the FASB issued ASU 2016‑13, “Financial Instruments‑Credit Losses (Topic 326)”, which introduces new guidance for the accounting for credit losses on instruments within its scope. The new FASB model,  referred to as the current expected credit losses (“CECL”) model, will apply to: (1) financial asset subject to credit losses and measured at amortized cost and (2) certain off‑balance sheet credit exposures. This includes loans, held‑to‑maturity debt securities, loan commitments, financial guarantees, and net investment in leases, as well as reinsurance and trade receivables. This replaces the existing incurred loss model. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 for public companies. Early adoption will be permitted for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018 for public companies. The standard is effective for the Group for fiscal years beginning after December 15, 2020. The Group will adopt ASU 2016-13 effective January 1, 2021 on a modified retrospective basis and do not expect any material impact on the balance sheets and the consolidated statements of comprehensive income/(loss) as a result of adopting the new standard.

Investments—Equity securities (Topic 321), Investments—Equity method and joint ventures (Topic 323), and Derivatives and hedging (Topic 815). In January 2020, the FASB issued ASU 2020-01, “Investments—Equity securities (Topic 321), Investments—Equity method and joint ventures (Topic 323), and Derivatives and hedging (Topic 815)—Clarifying the interactions between Topic 321, Topic 323, and Topic 815”, which clarify the interaction of the accounting for equity securities under Topic 321 and investments under the equity method of accounting in Topic 323 and the accounting for certain forward contracts and purchased options accounted for under Topic 815. The amendments clarify that an entity should consider observable transactions that require it to either apply or discontinue the equity method of accounting for the purposes of applying the measurement alternative in accordance with Topic 321 immediately before applying or upon discontinuing the equity method. This standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020 for public companies. Early adoption is permitted. The standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021 for the Group. The Group is currently in the process of evaluating the impact of the adoption of this guidance on its consolidated financial statements.

Income taxes (Topic 740). In December 2019, the FASB issued ASU 2019-12, “Income taxes (Topic 740)—Simplifying the accounting for income taxes”, which simplified the accounting for income taxes by removing certain exceptions to the general principles in Topic 740, Income Taxes. The amendments also improve consistent application or and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. This standard is effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years for public companies. Early adoption is permitted. The standard is effective for the Group beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The Group is currently in the process of evaluating the impact of the adoption of this guidance on its consolidated financial statements.